REGULATORY MATTERS (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Retained earnings unappropriated	$ 67,609	$ 62,900